Notes Payable Non-Convertible (Details) - USD ($)				1 Months Ended			6 Months Ended		12 Months Ended
	Jul. 26, 2022	Jun. 04, 2022	Feb. 04, 2022	Dec. 20, 2021	Nov. 30, 2021	Nov. 17, 2020	Jan. 31, 2023	Jan. 31, 2022	Dec. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Aug. 16, 2022	Jul. 27, 2022	Oct. 22, 2018
Notes Payable Non-Convertible (Details) [Line Items]
Transaction related expenses									$ 100,000
Debt discount outstanding							$ 0			$ 0
Interest rate description of LIBOR							Term Loan A Note with a maturity date of November 17, 2024, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan A is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.
Principal amount				$ 3,500,000
Accrued interest							$ 1,037,921			530,672
Amendment fees				1,418,744			1,418,744
Proceeds to fund acquisitions			$ 10,000,000				6,000,000
Extinguishment of debt							5,479,865
Total unamortized debt discount							4,061,121
Secured loan			10,000,000
Recognized in OID			250,000
Debt issuance cost			220,000
Debt discount							156,668			313,334
Aggregate amount		$ 250,000			$ 25,000
Interest expense							60,250
Unsecured adjustable promissory notes							$ 1,526,125			1,750,000
Credit agreement and amendment, description							On January 3, 2023, the Company amended its forbearance agreement with the Noteholders and agreed to pay the deferred payment, together with interest at the rate of 18% per annum (based upon the number of days elapsed between the date the deferred payment is scheduled for payment under the Notes and the date the deferred payment is actually paid and a year of 360 days) and extension fees of $7,500 on or before February 28, 2023 (the period from the effective date through February 28, 2023).
Principal amount							$ 26,125
Extension fees							7,500
Interest expense							$ 18,625
Annual interest rate									1.00%			1.00%
Minimum [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Annual interest rate							0.00%
Maximum [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Annual interest rate							18.00%
November 17, 2024 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR							12.00%
August 04, 2023 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR							12.00%
DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Debt discount outstanding										0	$ 5,355,322
Principal amount				3,500,000
Amendment fees				1,418,744						1,418,744
Proceeds to fund acquisitions			10,000,000							6,000,000
Extinguishment of debt										5,479,865
Total unamortized debt discount										180,750
Secured loan			10,000,000
Recognized in OID			250,000
Debt issuance cost			220,000
Principal balance										10,000,000			$ 165,000
Aggregate amount		$ 250,000
Interest expense	$ 80,000
Unsecured adjustable promissory notes										1,750,000
Amortized cost										$ 1,294,201
Total unamortized debt discount			313,334
Credit agreement, description										1. Maximum Allowed - Senior Leverage Ratio of 4.06 to 1.00 2. Minimum Allowed - EBITDA of $3,719,589 3. Minimum Allowed - Liquidity of $2,000,000 4. Maximum Allowed - Capital Expenditures of $94,798 (Quarterly) 5. Minimum Allowed - Fixed Charge Coverage Ratio of 1.5 to 1.00 6. Maximum Allowed - Churn of 3.00% at any time
Equity ownership percentage										100.00%
Annual interest rate													8.00%
Debt discount			241,000,000				$ 850	$ 1,605		$ 2,064	2,809
Interest expense										60,250
Principal payment										250,000
DIGERATI TECHNOLOGIES, INC [Member] | Minimum [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Annual interest rate		0.00%
DIGERATI TECHNOLOGIES, INC [Member] | Maximum [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Annual interest rate		18.00%
DIGERATI TECHNOLOGIES, INC [Member] | Term Loan C Note [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Accrued interest										$ 199,413
DIGERATI TECHNOLOGIES, INC [Member] | November 17, 2024 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR										12.00%
DIGERATI TECHNOLOGIES, INC [Member] | August 04, 2023 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR										12.00%
Credit Agreement and Notes [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Transaction related expenses						$ 964,000
Credit Agreement and Notes [Member] | T3 Communications, Inc. [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Additional amount received						6,000,000
Loan increment						1,000,000
Net proceeds						13,036,000
Discounts cost						964,000
Credit Agreement and Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Transaction related expenses						964,000
Credit Agreement and Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member] | T3 Communications, Inc. [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Additional amount received						6,000,000
Loan increment						1,000,000
Net proceeds						13,036,000
Discounts cost						964,000
Next Level Internet Acquisition [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Debt discount							241,000
Unsecured Promissory Notes [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note			1,800,000
Unsecured Promissory Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note			1,800,000
Unsecured Adjustable Promissory Notes [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note			200,000
Unsecured Adjustable Promissory Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note			$ 200,000
Skynet Telecom LLC [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Total unamortized debt discount										$ 4,061,121
Non-convertible [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note														$ 50,000
Base annual interest rate														8.00%
Non-convertible [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note														$ 50,000
Base annual interest rate														8.00%
Non-convertible [Member] | Secured promissory note [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Principal amount outstanding							50,000			50,000
Non-convertible [Member] | Secured promissory note [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Principal amount outstanding										50,000	$ 50,000
Term Loan A Note [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Principal amount										22,168,515
Accrued interest							$ 23,206,436
Term Loan A Note [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Principal amount										22,168,515
Accrued interest										$ 530,672
Term Loan A Note [Member] | Credit Agreement and Notes [Member] | T3 Communications, Inc. [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note						10,500,000
Secured loan						20,000,000
Term Loan A Note [Member] | Credit Agreement and Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member] | T3 Communications, Inc. [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note						10,500,000
Secured loan						20,000,000
Term Loan B Note [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Accrued interest				187,442
Term Loan B Note [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Accrued interest				$ 187,442
Term Loan B Note [Member] | Credit Agreement and Notes [Member] | T3 Communications, Inc. [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note						3,500,000
Interest rate description of LIBOR							Term Loan B had a maturity date of December 31, 2021, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan B is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.
Term Loan B Note [Member] | Credit Agreement and Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member] | T3 Communications, Inc. [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note						$ 3,500,000
Interest rate description of LIBOR										Term Loan B had a maturity date of December 31, 2021, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan B is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.
Minimum [Member] | November 17, 2024 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR							1.50%
Minimum [Member] | August 04, 2023 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR							1.50%
Minimum [Member] | DIGERATI TECHNOLOGIES, INC [Member] | November 17, 2024 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR										1.50%
Minimum [Member] | DIGERATI TECHNOLOGIES, INC [Member] | August 04, 2023 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR										1.50%
Term Loan C Note [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Accrued interest							$ 414,903			$ 199,413
Principal balance							10,000,000			10,000,000
Promissory Notes – Next Level Internet Acquisition [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Total unamortized debt discount							$ 120,500			$ 180,750
Term Loan A [Member] | Credit Agreement and Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member] | T3 Communications, Inc. [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate description of LIBOR										Term Loan A Note with a maturity date of November 17, 2024, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan A is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.